Note 2 - Development Stage Operations (Details) - $ / shares	152 Months Ended
	Dec. 31, 2014	Sep. 30, 2015
Development Stage Enterprise General Disclosures [Text Block] (Deprecated 2015-01-31) [Abstract]
Common Stock, Shares, Issued	3,092,766	5,203,428
Development Stage Entities, Equity Issuance, Per Share Amount	$ 125.25